Significant capital and funding transactions - Summary of Common Shares Issued (Parenthetical) (Detail) - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Disclosure of classes of share capital [line items]
Book value of shares purchased for cancellation	$ 348	$ 923
Common shares [member]
Disclosure of classes of share capital [line items]
Fair value of shares purchased for cancellation	$ 348	$ 923
Average cost of shares purchased for cancellation	$ 94.40	$ 99.29
Book value of shares purchased for cancellation	$ 45	$ 113
Average book value of shares purchased for cancellation	$ 12.25	$ 12.25